Cover	Oct. 09, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A amends the Current Report on Form 8-K filed by Co-Diagnostics, Inc. (the “Company”) on October 13, 2026 (the “Original Form 8-K”). This Amendment is being filed to (i) file a revised version of the ATM Waterfall Distribution Agreement as Exhibit 10.4, which reflects the removal of Maxim Group LLC (“Maxim”) as a party thereto, (ii) file as Exhibit 10.7 the ATM Payment Direction Letter between the Company and Maxim, pursuant to which Maxim agreed to remit net proceeds from sales under the Company’s at-the-market offering program to the deposit account specified therein, and (iii) amend and restate Item 1.01 to reflect such exhibits. Except as expressly set forth herein, this Amendment does not amend, update or restate any other information in the Original Form 8-K.
Document Period End Date	Oct. 09, 2026
Entity File Number	001-38148
Entity Registrant Name	Co-Diagnostics, Inc.
Entity Central Index Key	0001692415
Entity Tax Identification Number	46-2609363
Entity Incorporation, State or Country Code	UT
Entity Address, Address Line One	2401 S. Foothill Drive
Entity Address, Address Line Two	Suite D
Entity Address, City or Town	Salt Lake City
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84109
City Area Code	(801)
Local Phone Number	438-1036
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	CODX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false